Profit appropriation and restricted net assets - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
Sales and marketing expenses	$ (33,388)	$ (23,637)	$ (13,279)
Product development expenses	(3,571)	(3,088)	(2,865)
General and administrative expenses	(10,615)	(7,727)	(8,068)
Share of income/(loss) of discontinued operations			(29,712)
Total operating expenses	(47,574)	(34,452)	(24,212)
Loss from operations	(8,046)	(13,663)	(12,358)
Loss before income tax expenses	(7,046)	(14,914)	(12,784)
Income tax expenses	(276)	(118)	(60)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Net loss from discontinuing operations			29,712
Net loss	(7,322)	(15,032)	(42,556)
Net loss attributable to noncontrolling interests	(87)
Net loss, all attributable to the Company's ordinary shareholders	(7,235)	(15,032)	(42,556)
Comprehensive loss:
Net loss	(7,235)	(15,032)	(42,556)
Other comprehensive loss
Foreign currency translation adjustments	(373)	(627)	9,082
Total comprehensive loss	(7,695)	(15,659)	(36,201)
Less: comprehensive income/(loss) attributable to noncontrolling interests	(14)	2
Total comprehensive loss attributable to ordinary shareholders	(7,681)	(15,661)	(36,201)
Condensed
Operating expenses:
Sales and marketing expenses	0	0	(55)
Product development expenses	0	0	(1,240)
General and administrative expenses	(1,226)	(1,410)	(2,480)
Share of loss of subsidiaries and the VIEs	(5,978)	(13,350)	(8,060)
Total operating expenses	(7,204)	(14,760)	(11,835)
Loss from operations	(7,204)	(14,760)	(11,835)
Others	(254)	(272)	(1,008)
Loss before income tax expenses	(7,458)	(15,032)	(12,843)
Income tax expenses	136	0	(1)
Net loss from continuing operations	(7,322)	(15,032)	(12,844)
Net loss from discontinuing operations	0	0	(29,712)
Net loss	(7,322)	(15,032)	(42,556)
Net loss attributable to noncontrolling interests	(87)	0	0
Net loss, all attributable to the Company's ordinary shareholders	(7,235)	(15,032)	(42,556)
Comprehensive loss:
Net loss	(7,235)	(15,032)	(42,556)
Other comprehensive loss
Foreign currency translation adjustments	(373)	(627)	9,082
Reclassification of exchange differences on translation of operations to consolidated statement of operations	0	0	(2,727)
Total comprehensive loss	(7,695)	(15,659)	(36,201)
Less: comprehensive income/(loss) attributable to noncontrolling interests	(14)	2	0
Total comprehensive loss attributable to ordinary shareholders	$ (7,681)	$ (15,661)	$ (36,201)